Risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management
Commercial and industrial	R$ 223,321,961	R$ 247,674,251	R$ 191,281,653
Commercial and industrial	6.00%	6.00%	5.00%
Commercial and industrial	41.00%	50.00%	41.00%
Real Estate Credit - construction	R$ 58,242,768	R$ 54,738,607	R$ 45,791,869
Real Estate Credit - construction	5.00%	2.00%	3.00%
Real Estate Credit - construction	5.00%	8.00%	7.00%
Individual loans	R$ 240,227,475	R$ 188,408,840	R$ 178,652,145
Individual loans	12.00%	10.00%	9.00%
Individual loans	49.00%	61.00%	52.00%
Leasing	R$ 2,863,086	R$ 2,533,004	R$ 2,096,359
Leasing	1.00%	2.00%	1.00%
Leasing	26.00%	31.00%	31.00%